INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$10,986	$9,581
Work in process	1,772	419
Finished products	18,411	12,720

	$31,169	$22,720